Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 4,680	$ 4,915	$ 5,106
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	364	741	627
Depreciation	581	565	587
Net amortization of securities premiums	369	293	220
Net amortization of loan origination costs	43	28	45
Deferred net loan origination costs	(9)	(42)	(2)
Amortization of core deposit intangible	45	45	45
Securities impairment charge		40	226
Net realized gains on sales or calls of securities	(6)	(31)	(17)
Net losses (gains) on sales of other assets	(56)	(79)	19
Earnings on bank owned life insurance and annuities	(478)	(510)	(444)
Deferred income tax expense (benefit)	(20)	163	223
Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	(234)	(210)	(171)
Stock-based compensation expense	26	58	40
Decrease (increase) in accrued interest receivable and other assets	190	1,022	(929)
Increase (decrease) in accrued interest payable and other liabilities	86	(208)	(869)
Net cash provided by operating activities	5,581	6,790	4,706
Investing activities:
Purchases of: Securities available for sale	(87,131)	(53,198)	(56,245)
Purchases of: Premises and equipment	(224)	(754)	(128)
Purchases of: Bank owned life insurance and annuities	(70)	(70)	(120)
Proceeds from: Sales of securities available for sale			5,004
Proceeds from: Maturities of and principal repayments on Securities available for sale	56,034	49,754	37,908
Proceeds from: Redemption of FHLB stock	388	109
Proceeds from: Bank owned life insurance and annuities	23	57	68
Proceeds from: Sale of other real estate owned	612	911	603
Proceeds from: Sale of property owned for investment and other assets	9		160
Net decrease in interest-bearing time deposits	249	75	3,905
Net decrease in loans receivable	7,537	12,147	2,053
Net cash (used in) provided by investing activities	(22,573)	9,031	(6,792)
Financing activities:
Net (decrease) increase in deposits	9,875	(607)	20,366
Net increase (decrease) in short-term borrowings and securities sold under agreements to repurchase	186	107	(7,372)
Repayment of long-term debt		(5,000)
Cash dividends	(3,648)	(3,525)	(3,386)
Purchase of treasury stock	(589)	(1,476)	(217)
Treasury stock issued for employee stock plans	66	61	133
Net cash provided by (used in) financing activities	5,890	(10,440)	9,524
Net (decrease) in cash and cash equivalents	(11,102)	5,381	7,438
Cash and cash equivalents at beginning of period	25,276	19,895	12,457
Cash and cash equivalents at end of period	14,174	25,276	19,895
Supplemental information:
Interest paid	4,669	5,684	7,399
Income taxes paid	1,200	1,305	1,340
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	571	758	814
Transfer of loans to other assets owned	$ 22	$ 1	$ 74